Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

8. SUBSEQUENT EVENTS

On April 13, 2018, we entered into a loan agreement with a subscriber whereby the subscriber advanced $200,000 to us. The principal amount of $200,000 is repayable on demand (but no longer than a term of six month) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $200,000. We are entitled to repay the whole or any portion of the principal amount of $200,000, plus accrued interest on the portion of the principal amount of $200,000 being repaid, at any time.

11. SUBSEQUENT EVENTS

On January 3, 2018, WENN Digital Inc. repaid the outstanding $100,000 loan plus accrued interest of $950.

As Lead Director, Mr. Geiskopf will be receiving $120,000 in annual compensation.

On January 22, 2018, we amended our 2017 Equity Incentive Plan to increase the number of shares of our common stock available for the grant of awards under the plan from 3,000,000 shares to 3,900,000 shares.

On February 9, 2018, we appointed Edmund C. Moy as a director of the Company. We granted 100,000 stock options to Mr. Moy at an exercise price of $0.60 per share. Mr. Moy will be receiving $50,000 in annual compensation.

On February 14, 2018, we changed our name from “AppCoin Innovations Inc.” to “ICOX Innovations Inc.”. The name change became effective with the OTC Pink operated by the OTC Markets Group at opening for trading on February 14, 2018 under the stock symbol “ICOX”.

On February 16, 2018, we appointed Steve Beauregard as Member of the Advisory Board of the Company. We granted 25,000 stock options at an exercise price of $0.60 per share. Mr. Beauregard will be receiving $25,000 in annual compensation.

On February 16, 2018, we appointed Russell Stidolph as Member of the Advisory Board of the Company. We granted 50,000 stock options at an exercise price of $0.60 per share.

On March 13, 2018, we entered into a loan agreement with Michael Blum whereby Mr. Blum advanced $100,000 to us. The principal amount of $100,000 is repayable on demand (but no longer than a term of six month) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $100,000. We are entitled to prepay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being prepaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full. The loan agreement also provides that if we obtain any indebtedness on terms that are superior to the terms set forth in the loan agreement, then the terms under the loan agreement will be deemed to be amended, as of March 13, 2018, to match such superior terms in a manner and on terms as nearly equivalent as practicable to such superior terms.

On March 12 and 19, 2018, we completed private placements of an aggregate of 9,113,659 subscription receipts at a price of $0.60 per subscription receipt for aggregate gross proceeds of $5,468,195.40. In the event of the occurrence of the escrow release condition (as defined below), each subscription receipt will automatically convert into one share of our common stock, for no additional consideration. The subscription amounts will be held by an escrow agent until the escrow release condition. The escrow release condition is the receipt by our company of conditional approval for the listing of the shares of our common stock on a Canadian stock exchange. In the event that the escrow release condition is satisfied prior to 5:00 p.m. (Vancouver time) on May 31, 2018, we will deliver a notice to the escrow agent confirming the escrow release condition has been satisfied. Upon receipt of the notice, the escrow agent will, as soon as practicable thereafter, release the subscription amounts to our company and each subscription receipt will automatically convert into one share of our common stock without payment of any additional consideration. If the escrow release condition is not satisfied by 5:00 p.m. (Vancouver time) on May 31, 2018 or if we deliver a written default notice to the escrow agent that the escrow release condition will not be satisfied by that time, the subscription receipts will expire and be of no further force and effect, effective as of the earlier of (i) 5:00 p.m. (Vancouver time) on May 31, 2018 and (ii) the date of the receipt of the default notice, and the subscribers will be entitled to receive from the escrow agent a refund of the subscription amounts held in escrow, without interest and less applicable expenses. In connection with the closing of the private placements, we paid cash finder’s fees in the aggregate amount of $29,399.97 and we agreed to issue 160,865 shares of our common stock at a deemed price of $0.60 per share as the finder’s fee, which will be issued only if the subscription receipts are converted into shares of our common stock.

In connection with this private placement, the Company agreed with each subscriber who purchased these Subscription Receipts to prepare and file a registration statement with respect to 50% of the Shares issuable upon conversion of the Subscription Receipts with the United States Securities and Exchange Commission within 90 days following the closing of the private placement and agreed to use commercially reasonable efforts to have the registration statement declared effective by the United States Securities and Exchange Commission as soon as possible after filing.

None of the securities issued in the private placement have been registered under the United States Securities Act of 1933, as amended (the “1933 Act”), and none of them may be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the 1933 Act.

On March 27, 2018, we entered into a loan agreement with Greg Burnett whereby Mr. Burnett advanced $100,000 to us. The principal amount of $100,000 is repayable on demand (but no longer than a term of six month) and bears simple interest at a rate of 12% per annum, which is payable upon repayment of the principal amount of $100,000. We are entitled to prepay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being prepaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full. The loan agreement also provides that if we obtain any indebtedness on terms that are superior to the terms set forth in the loan agreement, then the terms under the loan agreement will be deemed to be amended, as of March 27, 2018, to match such superior terms in a manner and on terms as nearly equivalent as practicable to such superior terms.